Provisions, Contingent Assets and Contingent Liabilities - Summary of Changes in Provisions (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Opening balance	R$ 19,819
Closing balance	19,592	R$ 19,819
Provision for taxes other than income tax [member]
Disclosure of other provisions [line items]
Opening balance	6,810	8,266
(-) Provisions guaranteed by indemnity clause	(71)	(68)
Subtotal	6,739	8,198
Interest	202	220
Changes in the period reflected in income	8	56
Increase	180	142
Reversal	(172)	(86)
Payment	(523)	(1,735)
Subtotal	6,426	6,739
(+) Provisions guaranteed by indemnity clause	72	71
Closing balance	6,498	6,810
Current	10	65
Non-current	R$ 6,488	R$ 6,745